SAFE Notes (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
SAFE Notes
SAFE issued notes							$ 2,893,800	$ 8,190,000
Total cash proceeds							2,993,800	8,590,000
Proceeds from issuance of SAFE Notes							2,893,800	8,190,000
Cash received from subscription of SAFE Notes							$ 100,000	400,000
Estimated fair value of SAFE Notes								10,783,385
Issuance of common stock upon conversion of SAFE Notes (in shares)							19,601,182
Change in fair value of SAFE Notes	$ (36,715,107)	$ 495,351	$ (3,118,942)	$ (158,020)	$ (39,834,049)	$ 337,331	$ (39,834,049)	(1,631,446)
SAFE Notes
SAFE Notes
Estimated fair value of SAFE Notes								$ 10,783,385